Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2019		$ 200		$ (4,080,059)	$ (4,079,859)
Balance (in Shares) at Dec. 31, 2019		2,000,000
Stock issued for services		$ 1,181	121,870		123,051
Stock issued for services (in Shares)		11,805,000
Net loss				(3,169,018)	(3,169,018)
Balance at Dec. 31, 2020		$ 1,381	121,870	(7,249,077)	(7,125,826)
Balance (in Shares) at Dec. 31, 2020		13,805,000
Net loss				(780,641)	(780,641)
Balance at Mar. 31, 2021		$ 1,381	121,870	(8,029,718)	(7,906,467)
Balance (in Shares) at Mar. 31, 2021		13,805,000
Balance at Dec. 31, 2020		$ 1,381	121,870	(7,249,077)	(7,125,826)
Balance (in Shares) at Dec. 31, 2020		13,805,000
Net loss					(4,097,589)
Balance at Sep. 30, 2021	$ 1	$ 1,387	8,767,069	(11,346,672)	(2,578,215)
Balance (in Shares) at Sep. 30, 2021	8,000	13,870,000
Balance at Dec. 31, 2020		$ 1,381	121,870	(7,249,077)	(7,125,826)
Balance (in Shares) at Dec. 31, 2020		13,805,000
Warrants issued in connection with debt			1,650,128		1,650,128
Stock issued for cash	$ 1		7,079,999		7,080,000
Stock issued for cash (in Shares)	8,000
Stock issued in connection with acquisition		$ 4	424,996		425,000
Stock issued in connection with acquisition (in Shares)		42,500
Stock issued for services		$ 9	891		900
Stock issued for services (in Shares)		90,000
Preferred stock dividend payable			(355,417)		(355,417)
Net loss				(7,765,523)	(7,765,523)
Balance at Dec. 31, 2021	$ 1	$ 1,394	8,922,467	(15,014,600)	(6,090,738)
Balance (in Shares) at Dec. 31, 2021	8,000	13,937,500
Balance at Mar. 31, 2021		$ 1,381	121,870	(8,029,718)	(7,906,467)
Balance (in Shares) at Mar. 31, 2021		13,805,000
Stock issued for services		$ 6			6
Stock issued for services (in Shares)		65,000
Net loss				(960,722)	(960,722)
Balance at Jun. 30, 2021		$ 1,387	121,870	(8,990,440)	(8,867,183)
Balance (in Shares) at Jun. 30, 2021		13,870,000
Warrants issued in connection with debt			1,565,200		1,565,200
Stock issued for cash	$ 1		7,079,999		7,080,000
Stock issued for cash (in Shares)	8,000
Net loss				(2,356,232)	(2,356,232)
Balance at Sep. 30, 2021	$ 1	$ 1,387	8,767,069	(11,346,672)	(2,578,215)
Balance (in Shares) at Sep. 30, 2021	8,000	13,870,000
Balance at Dec. 31, 2021	$ 1	$ 1,394	8,922,467	(15,014,600)	(6,090,738)
Balance (in Shares) at Dec. 31, 2021	8,000	13,937,500
Stock issued for cash with initial public offering		$ 144	10,623,348		10,623,492
Stock issued for cash with initial public offering (in Shares)		1,440,000
Series A warrants issued in connection with initial public offering			1,902,689		1,902,689
Series B warrants in connection with initial public offering			158,558		158,558
Warrants issued in connection with debt			65,624		65,624
Common stock issued upon exercise of series B warrants		$ 144	(144)
Common stock issued upon exercise of series B warrants (in Shares)		1,437,730
Stock issued upon conversion of convertible notes		$ 124	5,622,761		5,622,885
Stock issued upon conversion of convertible notes (in Shares)		1,239,494
Stock issued in connection with acquisition		$ 4	(4)
Stock issued in connection with acquisition (in Shares)		42,500
Stock issued for conversion of accounts payable		$ 1	147,222		147,223
Stock issued for conversion of accounts payable (in Shares)		14,723
Stock issued for services		$ 88	822,538		822,626
Stock issued for services (in Shares)		877,000
Stock issued upon conversion of preferred stock	$ (1)	$ 1,050	(1,049)
Stock issued upon conversion of preferred stock (in Shares)	(7,000)	10,499,469
Common stock issued under future equity agreements		$ 217	10,844,743		10,844,960
Common stock issued under future equity agreements (in Shares)		2,168,992
Preferred stock dividend payable			(85,417)		(85,417)
Net loss				(16,574,477)	(16,574,477)
Balance at Mar. 31, 2022		$ 3,166	39,023,336	(31,589,077)	7,437,425
Balance (in Shares) at Mar. 31, 2022	1,000	31,657,408
Balance at Dec. 31, 2021	$ 1	$ 1,394	8,922,467	(15,014,600)	(6,090,738)
Balance (in Shares) at Dec. 31, 2021	8,000	13,937,500
Net loss					(21,907,393)
Balance at Sep. 30, 2022		$ 3,194	38,970,079	(36,921,994)	2,051,279
Balance (in Shares) at Sep. 30, 2022	1,000	31,927,670
Balance at Mar. 31, 2022		$ 3,166	39,023,336	(31,589,077)	7,437,425
Balance (in Shares) at Mar. 31, 2022	1,000	31,657,408
Common stock issued upon conversion of promissory note		$ 7	73,260		73,267
Common stock issued upon conversion of promissory note (in Shares)		73,267
Common stock issued upon option exercise		$ 20	(20)
Common stock issued upon option exercise (in Shares)		195,495
Change in derivative liability			39,959		39,959
Preferred stock dividend payable			(159,916)		(159,916)
Net loss				(3,385,195)	(3,385,195)
Balance at Jun. 30, 2022		$ 3,193	38,970,079	(34,974,272)	3,999,000
Balance (in Shares) at Jun. 30, 2022	1,000	31,926,170
Common stock issued upon exercise of series B warrants		$ 1		(1)
Common stock issued upon exercise of series B warrants (in Shares)		1,500
Net loss				(1,947,721)	(1,947,721)
Balance at Sep. 30, 2022		$ 3,194	$ 38,970,079	$ (36,921,994)	$ 2,051,279
Balance (in Shares) at Sep. 30, 2022	1,000	31,927,670